Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Communication Services - 0.8%
New York Times Co. - Class A	3,908	$ 292,670
Nexstar Media Group, Inc. (a)	687	130,894
		423,564

Consumer Discretionary - 11.1%
Abercrombie & Fitch Co. - Class A (b)	1,922	191,316
Autoliv, Inc.	1,377	169,605
AutoNation, Inc. (b)	1,521	323,060
Bath & Body Works, Inc.	8,361	168,223
BorgWarner, Inc.	5,961	379,954
Five Below, Inc. (b)	1,713	371,944
Gap, Inc.	11,027	221,532
Graham Holdings Co. - Class B	146	175,717
Harley-Davidson, Inc.	6,603	162,038
KB Home	3,888	213,723
Lear Corp.	3,107	405,898
Lithia Motors, Inc. (a)	1,754	676,027
Macy's, Inc.	18,515	459,542
Mattel, Inc. (b)	13,065	197,151
Penske Automotive Group, Inc. (a)	954	207,314
PVH Corp.	2,553	221,243
Somnigroup International, Inc.	4,847	316,655
Thor Industries, Inc.	3,412	255,798
Toll Brothers, Inc.	3,899	568,825
Travel + Leisure Co.	1,187	90,236
Whirlpool Corp.	4,910	184,125
		5,959,926

Consumer Staples - 3.0%
Albertsons Cos., Inc. - Class A	16,290	188,638
Celsius Holdings, Inc. (a)(b)	4,660	136,119
Ingredion, Inc.	2,833	281,770
Performance Food Group Co. (b)	6,770	774,420
Pilgrim's Pride Corp.	2,584	70,698
Post Holdings, Inc. (b)	1,943	177,610
		1,629,255

Energy - 7.8%
Antero Midstream Corp.	6,558	144,079
CNX Resources Corp. (b)	10,816	387,213
DT Midstream, Inc.	2,244	309,672
HF Sinclair Corp.	12,510	1,144,290
Matador Resources Co. (a)	4,304	214,727
NOV, Inc.	11,465	222,765
PBF Energy, Inc. - Class A	6,346	458,689
TechnipFMC PLC	13,950	999,657
Valaris Ltd. (b)	2,555	202,330
Weatherford International PLC	1,413	124,047
		4,207,469

Financials - 20.0%
Affiliated Managers Group, Inc.	991	363,429

Ally Financial, Inc.	13,009	563,680
Associated Banc-Corp. (a)	7,237	223,479
Bank OZK	4,961	254,499
Brighthouse Financial, Inc. (b)	1,858	115,029
Columbia Banking System, Inc.	10,970	343,032
Essent Group Ltd.	4,492	296,292
Euronet Worldwide, Inc. (b)	1,754	125,113
Federated Hermes, Inc.	2,115	126,815
First American Financial Corp.	4,734	355,003
FirstCash Holdings, Inc.	1,315	268,273
FNB Corp.	15,128	285,919
Hancock Whitney Corp.	2,579	198,583
Hanover Insurance Group, Inc.	1,342	312,190
Jefferies Financial Group, Inc.	5,802	316,789
MGIC Investment Corp.	9,759	293,160
Old National Bancorp	12,597	335,584
Old Republic International Corp.	9,624	415,853
Pinnacle Financial Partners, Inc.	5,604	589,709
Prosperity Bancshares, Inc.	3,993	298,956
Reinsurance Group of America, Inc.	3,685	872,792
RenaissanceRe Holdings Ltd.	2,133	682,517
Selective Insurance Group, Inc.	2,227	211,097
SouthState Bank Corp.	4,083	429,083
United Bankshares, Inc.	4,992	241,862
Unum Group	5,150	443,467
Valley National Bancorp	18,006	257,306
Voya Financial, Inc.	3,261	324,241
Webster Financial Corp.	5,625	434,363
Western Alliance Bancorp	4,206	338,541
Zions Bancorp	5,506	383,768
		10,700,424

Health Care - 5.8%
Arrowhead Pharmaceuticals, Inc. (b)	6,557	555,050
Elanco Animal Health, Inc. (b)	16,309	430,068
Medpace Holdings, Inc. (b)	458	264,317
Penumbra, Inc. (b)	712	228,687
Roivant Sciences Ltd. (b)	19,709	668,332
Tenet Healthcare Corp. (b)	3,777	962,304
		3,108,758

Industrials - 26.5% (c)
AeroVironment, Inc. (a)(b)	584	87,232
AGCO Corp.	2,551	260,610
Alaska Air Group, Inc. (b)	5,781	274,309
American Airlines Group, Inc. (b)	24,916	380,467
API Group Corp. (b)	12,996	515,681
ATI, Inc. (b)	4,964	930,452
Brink's Co.	947	112,172
BWX Technologies, Inc.	2,996	505,425
CACI International, Inc. - Class A (b)	683	339,963
Carpenter Technology Corp.	1,191	618,915
Curtiss-Wright Corp.	1,591	1,151,884
Donaldson Co., Inc.	3,557	335,212
Dycom Industries, Inc. (b)	1,131	453,610
EnerSys	1,430	266,052
Fluor Corp. (b)	6,135	307,793
KBR, Inc.	5,454	199,671
Kratos Defense & Security Solutions, Inc. (b)	8,645	402,857

Lincoln Electric Holdings, Inc.	1,205	314,879
MasTec, Inc. (b)	1,682	442,534
Maximus, Inc.	2,547	153,457
Mueller Industries, Inc.	9,164	608,581
Nextpower, Inc. - Class A (b)	5,450	489,792
nVent Electric PLC	4,760	732,231
Oshkosh Corp.	2,418	344,347
RB Global, Inc.	4,219	462,993
RBC Bearings, Inc. (b)	868	478,537
SPX Technologies, Inc. (b)	1,070	234,993
Sterling Infrastructure, Inc. (b)	1,226	731,640
Terex Corp.	3,855	242,248
UFP Industries, Inc.	2,236	193,951
Valmont Industries, Inc.	399	192,198
Watts Water Technologies, Inc. - Class A	769	265,913
WESCO International, Inc.	1,225	420,775
Woodward, Inc.	2,085	752,164
		14,203,538

Information Technology - 9.3%
Advanced Energy Industries, Inc.	1,398	404,749
Amkor Technology, Inc.	3,180	158,587
Arrow Electronics, Inc. (b)	2,841	615,275
Avnet, Inc.	4,632	411,507
Fabrinet (b)	1,227	534,248
Kyndryl Holdings, Inc. (b)	14,505	196,543
MACOM Technology Solutions Holdings, Inc. (b)	1,551	389,983
MKS, Inc.	1,981	589,248
Rambus, Inc. (b)	2,557	232,764
TD Synnex Corp.	3,494	893,416
TTM Technologies, Inc. (b)	4,839	558,614
		4,984,934

Materials - 5.0%
Alcoa Corp.	5,759	260,652
Commercial Metals Co.	3,125	214,750
Graphic Packaging Holding Co. (a)	20,425	219,160
Greif, Inc. - Class A	1,061	91,830
Hecla Mining Co.	31,379	443,071
MP Materials Corp. (a)(b)	3,977	164,529
NewMarket Corp.	192	163,231
Royal Gold, Inc.	3,264	647,414
Silgan Holdings, Inc.	3,553	142,049
Sonoco Products Co. (a)	5,452	307,275
		2,653,961

Real Estate - 1.3%
Jones Lang LaSalle, Inc. (b)	1,982	703,670

Utilities - 3.8%
Black Hills Corp. (a)	2,056	146,408
IDACORP, Inc. (a)	1,401	200,217
National Fuel Gas Co.	2,046	168,406
Ormat Technologies, Inc.	2,846	277,713
Portland General Electric Co.	2,957	145,869
Spire, Inc.	1,468	117,234
Talen Energy Corp. (b)	916	306,036
TXNM Energy, Inc.	2,522	146,074

UGI Corp.	15,327		553,611
			2,061,568
TOTAL COMMON STOCKS (Cost $46,134,615)			50,637,067

REAL ESTATE INVESTMENT TRUSTS - 5.5%	Shares		Value
Real Estate - 5.5%
American Healthcare REIT, Inc.	7,446		413,998
Annaly Capital Management, Inc.	49,848		1,132,547
EPR Properties	1,618		100,429
Kilroy Realty Corp.	3,732		144,876
Omega Healthcare Investors, Inc.	7,232		366,156
Sabra Health Care REIT, Inc.	4,990		105,638
Vornado Realty Trust	5,713		225,035
WP Carey, Inc.	6,429		473,175
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,642,205)			2,961,854

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	2,269,144		2,269,144
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,269,144)			2,269,144

TOTAL INVESTMENTS - 104.1% (Cost $51,045,964)			55,868,065
Liabilities in Excess of Other Assets - (4.1)%		(0.04130)	(2,215,970)
TOTAL NET ASSETS - 100.0%			$ 53,652,095

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $2,185,625.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Lunt MidCap Multi-Factor Alternator ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 50,637,067	$ –	$ –	$ 50,637,067
Real Estate Investment Trusts	2,961,854	–	–	2,961,854
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	2,269,144
Total Investments	$ 53,598,921	$ –	$ –	$ 55,868,065

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.